Reporting on Financial Instruments - Schedule of Financial Assets and Liabilities Measured on Recurring Basis (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Fair value	€ 17,227	€ 23,642
Carrying amount	17,227	23,642
Net gains or losses	(48)	(9)
Fair value	16,182	1,080
Carrying amount	16,182	1,080
Net gains or losses	(732)	(528)
Financial Liabilities Current [Member]
Statement Line Items [Line Items]
Fair value	1,212	165
Carrying amount	1,212	165
Net gains or losses
Trade Payables [Member]
Statement Line Items [Line Items]
Fair value	4,196	1,805
Carrying amount	4,196	1,805
Net gains or losses	(2)	(13)
Other Current Financial Liabilities [Member]
Statement Line Items [Line Items]
Fair value	99	29
Carrying amount	99	29
Net gains or losses
Financial Liabilities Non-Current [Member]
Statement Line Items [Line Items]
Fair value	20,648	12,382
Carrying amount	20,648	12,382
Net gains or losses
Financial Liabilities [Member]
Statement Line Items [Line Items]
Fair value	26,155	14,382
Carrying amount	26,155	14,382
Net gains or losses	(2)	(13)
Financial Liabilities at Fair Value Through Profit or Loss - Financial Liabilities Non-Current [Member]
Statement Line Items [Line Items]
Fair value	1,462	1,080
Carrying amount	1,462	1,080
Net gains or losses	(82)	(528)
Financial Liabilities at Fair Value Through Profit or Loss - Other Financial Liabilities, Non-current [Member]
Statement Line Items [Line Items]
Fair value	14,720
Carrying amount	14,720	(650)
Net gains or losses	(650)
Cash and Cash Equivalents [Member]
Statement Line Items [Line Items]
Fair value	11,119	19,451
Carrying amount	11,119	19,451
Net gains or losses	(15)	(10)
Trade Receivables [Member]
Statement Line Items [Line Items]
Fair value	5,031	3,397
Carrying amount	5,031	3,397
Net gains or losses	(33)	1
Other Financial Assets [Member]
Statement Line Items [Line Items]
Fair value	1,077	794
Carrying amount	1,077	794
Net gains or losses